INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, not subject to expiration			$ 228.3
Federal and state research and development tax credit carryforwards	$ 13.5
Federal tax
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	273.8	$ 197.7
State and local jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 243.2	$ 184.2